Statement of compliance	12 Months Ended
Dec. 31, 2017
Statement of compliance
Statement of compliance

2.Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standard Board ("IASB") and related interpretations issued by the IFRS Interpretations Committee.

(a)New accounting standard and interpretation applied for the first time in the year ended December 31, 2017

There were no new accounting standards, amendments or interpretations having a significant impact on the financials statements of the Group.

(b)New accounting standards not yet adopted

In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers, which supersedes current revenue recognition requirements. The standard’s core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard creates a five-step model to achieve its core principle: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the separate performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. In addition, entities must disclose sufficient information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Qualitative and quantitative disclosures are also required. The Group has completed its assessment of the potential impact that the implementation of this updated standard will have on its consolidated financial statements. Subscription revenue, which accounted for 83%,  84% and 85% of the Group’s total revenue for the fiscal years ended December 31, 2015, 2016 and 2017, respectively, consists of fees earned from arrangements to provide customers with (i) continuous unspecified future updates, upgrades and technical product support and (ii) the rights to use a commercial version of our software, which includes enterprise-grade features (such as administrative tools used for scheduling, management and monitoring of data integration flows and collaboration across a team of users), either in a cloud-based infrastructure that we provide, or installed within the customer’s own environment. The Group currently recognizes subscription revenue ratably over the subscription period. Under the new standard, the support and maintenance attributes of the subscription arrangement represent a series of performance obligations that are delivered over time, while the software license element of the arrangement represents a separate performance obligation. The Group believes that its subscription revenue meets the criteria for revenue recognition over time and the vast majority will continue to be recognized ratably under the updated standard. The Group does expect that the value associated with the software license element of the arrangement will be recognized upfront, which the Group believes will be minimal, approximately 10%, in comparison to the entire arrangement; the Group offers the substantial majority of functional features for free in the open source version of its software. The Group has also considered the impact of the guidance for contract costs. Under IFRS 15, the Group would be required to capitalize and amortize incremental costs of obtaining a subscription contract, such as sales commission costs. Under the Group’s current accounting policy, sales commission costs are not capitalized but rather recognized as incurred. Under the new standard, the Group will defer a majority of the incremental sales commission costs to obtain the contract and amortize these costs on a straight-line basis over a period of benefit that we have determined to be five years. The Group has adopted the standard on January 1, 2018 on a modified retrospective basis and applied the new standard only to contracts that are not completed contracts at January 1, 2018.

In July 2014, the IASB issued IFRS 9, Financial Instruments, which replaces IAS 39, Financial Instruments: Recognition and Measurement, and which provides guidance that may impact the classification and measurement of financial assets and will result in additional disclosures. It also includes, a new credit loss model for calculating impairment on financial assets, and new general hedge accounting requirements. The standard will be effective for the Group for financial periods beginning on January 1, 2018, with early adoption permitted. The Group plans to adopt IFRS 9 initially on January 1, 2018 and does not expect the adoption of this standard to have a material impact on its consolidated financial statements.

In January 2016, the IASB issued the IFRS 16, Leases, which supersedes the existing leases standard, IAS 17, Leases, and related interpretations. The standard introduces a single lessee accounting model. The new lease standard will require companies to bring most leases on-balance sheet, as recognized assets and liabilities. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard. The standard also contains enhanced disclosure requirements for lessees. It is effective for the Group for financial periods beginning on January 1, 2019, though early adoption is permitted and provides alternative approaches to adoption. The Group is assessing the potential impact of IFRS 16 on its consolidated financial statements but it expects that the adoption will result in an increase to non-current assets and non-current liabilities as a result of substantially all operating leases existing as of the adoption date being capitalized along with the associated obligations.

The significant accounting policies adopted in the preparation of these consolidated financial statements are set out below. These accounting policies have been consistently applied to all years presented, unless otherwise stated.

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments measured at fair value through profit or loss.